Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2013
Commitments And Contingencies Disclosure [Abstract]
Minimum Future Lease Payments Under Non-Cancelable Operating Leases

Minimum future lease payments under non-cancelable operating leases as of June 30, 2013 in the aggregate are:

Fiscal Year Ending June 30,	Amount
2014	$81
2015	23

Total minimum future lease payments	$104

Minimum Annual Royalty and License Maintenance Payments	Minimum annual royalty and license maintenance payments under these agreements are as follows:

Fiscal Year Ending June 30,	Amount
2014	$81
2015	$101
2016 and every fiscal year thereafter	$141